Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Nature Of Operations [Abstract]
Net losses	$ 27,177	$ 26,560	$ 16,709
Accumulated deficit	100,265	$ 73,088
Cash on hand	$ 3,500